RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION - Disclosure of remuneration attributed to executives and directors (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION [abstract]
Short-term benefits	$ 2,161,496	$ 1,596,362	$ 1,806,716
Associate companies	2,124	(16,932)	(18,137)
Stock-based compensation	609,883	1,165,694	1,173,216
Total	$ 2,773,503	$ 2,745,124	$ 2,961,795